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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4718

                         Van Kampen Tax Free Money Fund
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               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/08


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Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TAX FREE MONEY FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2008 (UNAUDITED)

 PAR                                                        CURRENT
AMOUNT                                          MATURITY   YIELD AT    AMORTIZED
 (000)   DESCRIPTION                              DATE      3-31-08       COST
------   ------------------------------------   --------   --------   -----------
         MUNICIPAL BONDS 100.3%
         7 DAY FLOATERS 55.7%
$  367   American Pub Energy Agy NE
            Gas Supply Rev Proj Ser A........   04/07/08     1.800%    $  367,000
   600   Broward Cnty, FL Ed Fac Auth
            City Coll Proj (LOC: Citibank)...   04/07/08     2.050        600,000
   500   Charlotte, NC Ctf Partn
            Convention Fac Proj Rfdg Ser B...   04/07/08     2.100        500,000
   675   Colorado Hlth Fac Auth Rev
            Catholic Hlth Ser B-4............   04/07/08     2.050        675,000
   300   Colorado Springs, CO Util Rev
            Sub Lien Impt & Rfdg Ser A.......   04/07/08     2.070        300,000
   695   Derry Twp, PA Indl & Coml Dev
            Auth Hotel Tax Rev Arena Proj
            (LOC: PNC Bank)..................   04/07/08     2.140        695,000
   600   Franklin Cnty, TN Hlth & Ed Fac
            Univ of the South (LOC: SunTrust
            Bank) (Acquired 02/03/00, Cost
            $600,000) (a)....................   04/07/08     2.090        600,000
   600   Fulton Cnty, GA Dev Auth Rev
            Pace Academy Inc Proj (LOC:
            Bank of America).................   04/07/08     2.100        600,000
 1,500   Green Lake Twp, MI Econ Dev
            Corp Rev Interlochen Ctr Proj
            Rfdg.............................   04/07/08     2.150      1,500,000
   420   Illinois Hsg Dev Auth Multi-Family
            Rev Hsg Vlg Ctr Proj (LOC:
            Fifth Third Bank)................   04/07/08     2.250        420,000
   500   Illinois St Toll Hwy Auth Rev Rfdg
            Ser B (FSA Insd).................   04/07/08     2.250        500,000
   700   Kent Hosp Fin Auth MI Rev Metro
            Hosp Proj Rfdg Ser B (LOC:
            Standard Federal Bank)...........   04/07/08     2.150        700,000

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
   600   Maryland St Trans Auth
            Baltimore/Washington DC Arpt
            Ser A (LOC: State Street Bank
            & Trust).........................   04/07/08     2.100        600,000
   300   Met Govt Nashville & Davidson
            Cnty, TN H&E Fac Brd Rev
            Vanderbilt Univ Ser A............   04/07/08     1.600        300,000
   590   North Carolina Med Care Comm
            Hlth Sys Rev Mission Saint
            Josephs Rfdg.....................   04/07/08     2.150        590,000
   500   North Miami, FL Ed Fac Rev
            Miami Ctry Day Sch Proj (LOC:
            Bank of America).................   04/07/08     2.120        500,000
   200   Oak Forest, IL Rev Homewood
            Pool (LOC: Fifth Third
            Bank)............................   04/07/08     2.250        200,000
   675   Palm Beach Cnty, FL Rev Henry
            Morrison Flagler Proj (LOC:
            Northern Trust)..................   04/07/08     2.210        675,000
   600   Pennsylvania St Tpk Comm Rev
            Ser A-2..........................   04/07/08     2.050        600,000
   615   Portland, OR Hsg Auth Rev New
            Mkt West Proj (LOC: Wells
            Fargo Bank)......................   04/07/08     2.210        615,000
   400   Reid Hosp & Hlthcare Svc
            Inc Richmond IN Hosp Auth
            Proj Ser A (FSA Insd)............   04/07/08     2.050        400,000
   465   Texas St Mobility Fd Ser B..........   04/07/08     2.150        465,000
   500   Utah Cnty, UT Hosp Rev IHC Hlth
            Svc Inc Ser B....................   04/07/08     2.200        500,000
   600   Washington St Hsg Fin Comm
            Multi-Family Mtg Rev (LOC:
            Harris Trust & Savings
            Bank)............................   04/07/08     2.140        600,000
                                                                      -----------
         TOTAL 7 DAY FLOATERS  55.7%.........                          13,502,000
                                                                      -----------
         DAILY VARIABLE RATE SECURITIES 44.6%
   400   California St Ser B (LOC:
           Landesbank Hessen-Thuringen)......   04/01/08     0.900        400,000

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
   300   California St Dept Wtr Res Pwr
            Supply Rev Ser B-5 (LOC:
            Bayerische Landesbank)...........   04/01/08     0.920        300,000
   820   Colorado Hlth Fac Auth Rev The
            Visiting Nurse Corp (LOC: Wells
            Fargo Bank)......................   04/01/08     1.190        820,000
 1,100   Dade Cnty, FL Indl Dev Auth
            Exempt Fac Rev FL Pwr &
            Lt Co Rfdg.......................   04/01/08     1.350      1,100,000
   400   Irvine Ranch, CA Wtr Dist Cons
            (LOC: Landesbank
            Baden-Wurttemberg)...............   04/01/08     1.150        400,000
 1,100   Long Island Pwr Auth NY Elec Sys
            Rev Ser 2 (LOC: Bayerische
            Landesbank)......................   04/01/08     1.250      1,100,000
 1,100   New York City Muni Fin Auth
            Wtr & Swr Sys Rev Second
            Gen Resolution Ser CC-1..........   04/01/08     1.000      1,100,000
   700   North Carolina Med Care Comm
            Hosp Rev Aces Pooled Fin
            Proj Ser B (LOC: First Union
            National Bank)...................   04/01/08     1.130        700,000
   500   Oregon St Veterans Welfare Ser
            85...............................   04/01/08     1.250        500,000
   500   Sevier Cnty, TN Pub Bldg Auth
            Loc Govt Pub Impt Ser 6-A1.......   04/01/08     1.450        500,000
   300   Shelby Cnty, KY Lease Rev Ser A
            (LOC: US Bank)...................   04/01/08     1.300        300,000
   600   South Carolina Ed Fac Auth for
            Private Non Profit Inst Rev
            Furman Univ Ser B................   04/01/08     1.200        600,000
   200   University Athletic Assn Inc FL
            Athletic Prog Rev (LOC:
            SunTrust Bank)...................   04/01/08     1.500        200,000
   900   University NC Hosp Chapel Hill
            Rev Ser B........................   04/01/08     1.150        900,000
 1,100   Vermont Ed & Hlth Bldg Fin Agy
            Rev Gifford Med Ctr Proj Ser A
           (LOC:  Keybank)...................   04/01/08     1.200      1,100,000
   800   Washington St Hlthcare Fac Auth
            Rev Multicare Hlth Sys Ser D
            (FSA Insd).......................   04/01/08     1.280        800,000
                                                                      -----------
         TOTAL DAILY VARIABLE RATE SECURITIES 44.6%................    10,820,000
                                                                      -----------

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
TOTAL INVESTMENTS 100.3% (B) (C)...................................   24,322,000
LIABILITIES IN EXCESS OF OTHER ASSETS (0.3%).......................      (68,889)
                                                                      -----------
NET ASSETS 100.0%..................................................   $24,253,111
                                                                      -----------

Percentages are calculated as a percentage of net assets.

(a) Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.5% of net assets.

(b) Securities include a put feature allowing the Fund to periodically put the security back to the issuer at amortized cost on specified dates. The yield shown represents the current yield earned by the Fund based on the most recent reset date. The maturity date shown represents the next put date.

(c) At March 31, 2008, cost is identical for both book and federal income tax purposes.

FSA - Financial Security Assurance Inc.
LOC - Letter of Credit
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Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax Free Money Fund

By: /s/ Ronald E. Robison
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 20, 2008

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 20, 2008